                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04103

                        SELIGMAN HIGH INCOME FUND SERIES
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 7/1/08-6/30/09

Document Number: 269800

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04103
Reporting Period: 07/01/2008 - 06/30/2009
Seligman High-Income Fund Series









=========================== SELIGMAN HIGH-YIELD FUND ===========================


ALLIED WASTE INDUSTRIES, INC.

Ticker:       AW             Security ID:  019589308
Meeting Date: NOV 14, 2008   Meeting Type: Special
Record Date:  OCT 6, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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BE AEROSPACE, INC.

Ticker:       BEAV           Security ID:  073302101
Meeting Date: JUL 31, 2008   Meeting Type: Annual
Record Date:  MAY 30, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert J. Khoury         For       Withhold     Management
1.2   Elect Director Jonathan M. Schofield    For       Withhold     Management
2     Implement MacBride Principles           Against   Abstain      Shareholder


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CLEAR CHANNEL COMMUNICATIONS, INC.

Ticker:       CCU            Security ID:  184502102
Meeting Date: JUL 24, 2008   Meeting Type: Special
Record Date:  JUN 19, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3     Other Business                          For       Against      Management


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CONSTELLATION BRANDS, INC.

Ticker:       STZ.B          Security ID:  21036P108
Meeting Date: JUL 17, 2008   Meeting Type: Annual
Record Date:  MAY 23, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Barry A. Fromberg        For       Withhold     Management
1.2   Elect Director Jeananne K. Hauswald     For       Withhold     Management
1.3   Elect Director James A. Locke III       For       Withhold     Management
1.4   Elect Director Thomas C. McDermott      For       Withhold     Management
1.5   Elect Director Peter M. Perez           For       Withhold     Management
1.6   Elect Director Richard Sands            For       Withhold     Management
1.7   Elect Director Robert Sands             For       Withhold     Management
1.8   Elect Director Paul L. Smith            For       Withhold     Management
1.9   Elect Director Peter H. Soderberg       For       Withhold     Management
1.10  Elect Director Mark Zupan               For       Withhold     Management
2     Ratify Auditors                         For       For          Management


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KANSAS CITY SOUTHERN

Ticker:       KSU            Security ID:  485170302
Meeting Date: OCT 7, 2008    Meeting Type: Special
Record Date:  AUG 13, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management


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MOSAIC CO

Ticker:       MOS            Security ID:  61945A107
Meeting Date: OCT 9, 2008    Meeting Type: Annual
Record Date:  AUG 11, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David B. Mathis          For       Withhold     Management
1.2   Elect Director James L. Popowich        For       Withhold     Management
1.3   Elect Director James T. Prokopanko      For       Withhold     Management
1.4   Elect Director Steven M. Seibert        For       Withhold     Management
2     Ratify Auditors                         For       For          Management


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SEAGATE TECHNOLOGY

Ticker:       STX            Security ID:  G7945J104
Meeting Date: OCT 30, 2008   Meeting Type: Annual
Record Date:  SEP 5, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     ELECT WILLIAM D. WATKINS AS A DIRECTOR  For       For          Management
2     ELECT STEPHEN J. LUCZO AS A DIRECTOR    For       For          Management
3     ELECT FRANK J. BIONDI AS A DIRECTOR     For       For          Management
4     ELECT WILLIAM W. BRADLEY AS A DIRECTOR  For       For          Management
5     ELECT DONALD E. KIERNAN AS A DIRECTOR   For       For          Management
6     ELECT DAVID F. MARQUARDT AS A DIRECTOR  For       For          Management
7     ELECT LYDIA M. MARSHALL AS A DIRECTOR   For       For          Management
8     ELECT C.S. PARK AS A DIRECTOR           For       For          Management
9     ELECT GREGORIO REYES AS A DIRECTOR      For       For          Management
10    ELECT JOHN W. THOMPSON AS A DIRECTOR    For       For          Management
11    PROPOSAL TO APPROVE THE SEAGATE         For       For          Management
      TECHNOLOGY EXECUTIVE OFFICER
      PERFORMANCE BONUS PLAN.
12    PROPOSAL TO RATIFY THE APPOINTMENT OF   For       For          Management
      ERNST & YOUNG LLP AS THE INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM OF
      SEAGATE TECHNOLOGY FOR THE FISCAL YEAR
      ENDING JULY 3, 2009.


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SIERRA PACIFIC RESOURCES

Ticker:       SRP            Security ID:  826428104
Meeting Date: NOV 19, 2008   Meeting Type: Special
Record Date:  OCT 6, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Change Company Name                     For       For          Management




=================== SELIGMAN U.S. GOVERNMENT SECURITIES FUND ===================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Seligman High Income Fund Series


By (Signature and Title)*   /s/ Patrick T. Bannigan
                            ----------------------------------------------------
                            Patrick T. Bannigan
                            President

Date                        August 27, 2009

* Print the name and title of each signing officer under his or her signature.

Document Number: 269829